Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents
4.	Cash and cash equivalents
Cash and cash equivalents consist of the following:

	As of December 31,
	2023	2024
	Restated, Note 2(af)
	(in thousands)
Cash	585,171	313,604
Money market funds	—	8,648

Ending balance	585,171	322,252

The following table sets forth a breakdown of cash and cash equivalents by currency denomination and jurisdiction as of December 31, 2023 and 2024:

	RMB		RMB equivalent USD		RMB equivalent SGD	Total in RMB
	China	Overseas	China	Overseas	Overseas
	(in thousands)
December 31, 2023 (Restated, Note 2(af))	516,923	—	66,174	460	1,614	585,171

December 31, 2024	199,572	—	91,020	29,023	2,637	322,252